Risk management and financial instruments - Concentration Risk (Details) (Contract Revenues, Customer Concentration Risk)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Petrobras
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	15.00%	17.00%
Total
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	14.00%	15.00%
Statoil
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	9.00%	7.00%
Exxon
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	11.00%	10.00%
Shell
Concentration Risk [Line Items]
Concentration risk percentage	7.00%	10.00%	10.00%